Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of consolidated financial statements - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents		$ 6,717,940	$ 7,739,422
Accounts receivable		10,321,837	5,078,419
Due from Zhongchao Inc.	[1]	108,518
Other current assets		2,167,706	1,692,928
Investment in a limited partnership		1,258,787
Property and equipment, net		1,997,761	1,889,973
Other noncurrent assets		1,491,321	1,338,708
Total Assets		24,063,870	17,739,450
LIABILITIES
Advances from customers		6,760	73,962
Deferred income			323,192
Income tax payable		1,523,175	897,892
Operating lease liabilities		62,160	251,582
Due to Zhongchao Inc.	[1]	748,630
Other current liabilities		1,389,860	852,398
Total Liabilities		3,730,585	2,399,026
Revenues		17,989,788	14,882,763	$ 12,865,870
Income from Operations		4,525,855	3,642,265	3,274,647
Net Income		$ 4,484,029	$ 4,000,620	$ 3,001,489

[1]	The balances due from/to Zhongchao Inc., are eliminated on consolidation.